UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Trinity Capital of Jacksonville, Inc.

                                 Address: 1819 Goodwin Street
                                          Jacksonville, Fl 32204

                                 13F File Number: 028-04449

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   Thad L. McNulty

Title:  President

Phone:  904-355-7700

Signature,                          Place,                  and Date of Signing:

/s/ Thad L. McNulty                 Jacksonville Fl         May 15, 2006
-------------------------           --------------------    --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                        Name

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

            TRINITY CAPITAL OF JACKSONVILLE, INC. COMPOSITE REPORTING
                      VALUATION REPORT - WITH VOTING RIGHTS
                                    3/31/2006

FORM 13F INFORMATION TABLE

                                      TITLE OF               VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
         NAME OF ISSUER                CLASS      CUSIP     (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
----------------------------------    --------  ---------  ----------  -------  ---  ----  -------  --------  ------ -------- ------

AMARIN CORP PLC SPONSORED ADR CMN
  CLASS Y                             COM       023111107     159,000   50,000  SH          50,000             50,000
APPLE COMPUTER, INC. CMN              COM       037833100   6,272,000  100,000  SH         100,000            100,000
CACI INTERNATIONAL INC CMN CLASS A    COM       127190304   1,973,000   30,000  SH          30,000             30,000
CLEAN HARBORS INC CMN                 COM       184496107   2,967,000  100,000  SH         100,000            100,000
COMMERCIAL METALS CO CMN              COM       201723103   2,140,000   40,000  SH          40,000             40,000
CORNING INCORPORATED CMN              COM       219350105   4,038,000  150,000  SH         150,000            150,000
DENBURY RESOURCES INC CMN             COM       247916208   8,868,000  280,000  SH         280,000            280,000
DYNEGY INC CMN CLASS A                COM       26816Q101     384,000   80,000  SH          80,000             80,000
ENCANA CORPORATION CMN                COM       292505104   2,337,000   50,000  SH          50,000             50,000
FIRST ACCEPTANCE CORP CMN             COM       318457108  12,289,000  924,000  SH         924,000            924,000
GRUPO AEROPORTUARIO DEL PACIF
  SPONSORED ADR CMN                   COM       400506101   5,112,000  160,000  SH         160,000            160,000
LEGG MASON INC CMN                    COM       524901105   8,773,000   70,000  SH          70,000             70,000
MEMC ELECTRONIC MATERIAL COMMON
  STOCK                               COM       552715104   6,646,000  180,000  SH         180,000            180,000
MRV COMMUNICATIONS INC CMN            COM       553477100     262,000   64,000  SH          64,000             64,000
MONSANTO COMPANY CMN                  COM       61166W101   5,933,000   70,000  SH          70,000             70,000
THE NASDAQ STOCK MARKET, INC. CMN     COM       631103108   8,008,000  200,000  SH         200,000            200,000
ODYSSEY MARINE EXPLORATION INC CMN    COM       676118102   1,053,000  287,000  SH         287,000            287,000
PALOMAR MEDICAL TECHNOLOGIES (NEW)    COM       697529303     115,000    3,428  SH           3,428              3,428
PETROLEO BRASILEIRO SA PETROBRAS
  PETR SPONSORED ADR CMN              COM       71654V408   2,167,000   25,000  SH          25,000             25,000
PETROLEUM GEO-SERVICES ASA
  SPONSORED ADR CMN                   COM       716599105     851,000   18,300  SH          18,300             18,300
RF MICRO DEVICES INC CMN              COM       749941100   7,785,000  900,000  SH         900,000            900,000
RITE AID CORP CMN                     COM       767754104     320,000   80,000  SH          80,000             80,000
SBA COMMUNICATIONS CORP CMN           COM       78388J106   7,023,000  300,000  SH         300,000            300,000
SILVER STANDARD RESOURCES INC CMN     COM       82823L106   2,058,000  100,000  SH         100,000            100,000
SKILLSOFT PUBLIC LIMITED CO
  SPONSORED ADR CMN                   COM       830928107     734,000  140,000  SH         140,000            140,000
STREETTRACKS GOLD TR ETF              ETF       863307104   5,810,000  100,000  SH         100,000            100,000
SUNCOR ENERGY INC CMN                 COM       867229106   3,851,000   50,000  SH          50,000             50,000
VALENCE TECHNOLOGY INC. CMN           COM       918914102     249,000  100,000  SH         100,000            100,000
WRIGHT EXPRESS CORPORATION CMN        COM       98233Q105  12,623,000  450,000  SH         450,000            450,000
CENTRAL EUROPEAN MEDIA ENTERPRISES
  LTD CL-A                            COM       G20045202   5,832,000   85,000  SH          85,000             85,000